CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 110,574	$ 142,282	$ 177,948
Interest on securities
Taxable	1,422	3,052	6,333
Tax-exempt	1,219	1,932	3,669
Other investments	1,547	1,585	1,106
Total Interest Income	114,762	148,851	189,056
INTEREST EXPENSE
Deposits	15,257	28,164	35,405
Other borrowings	4,936	9,034	15,128
Total Interest Expense	20,193	37,198	50,533
Net Interest Income	94,569	111,653	138,523
Provision for loan losses	27,946	46,765	103,318
Net Interest Income After Provision for Loan Losses	66,623	64,888	35,205
NON-INTEREST INCOME
Service charges on deposit accounts	18,306	21,511	24,370
Interchange income	9,091	8,257	7,064
Net gains (losses) on assets
Mortgage loans	9,262	12,330	10,860
Securities	249	1,639	3,826
Other than temporary impairment loss on securities:
Total impairment loss	(760)	(462)	(4,073)
Loss recognized in other comprehensive loss	0	0	3,991
Net impairment loss recognized in earnings	(760)	(462)	(82)
Mortgage loan servicing	(2,011)	(523)	2,252
Title insurance fees	1,465	2,037	2,272
Decrease in fair value of U.S. Treasury warrant	1,137	393	0
Gain on extinguishment of debt	0	18,066	0
Other	10,174	8,565	9,239
Total Non-interest Income	46,913	71,813	59,801
NON-INTEREST EXPENSE
Compensation and employee benefits	50,484	51,711	53,003
Loan and collection	12,414	15,323	14,727
Occupancy, net	11,183	11,016	11,092
Vehicle service contract counterparty contingencies	11,048	18,633	31,234
Data processing	9,751	9,554	9,528
Net losses on other real estate and repossessed assets	5,824	9,722	8,554
Furniture, fixtures and equipment	5,535	6,540	7,159
Legal and professional	3,941	4,100	3,222
Credit card and bank service fees	3,656	5,790	6,608
Communications	3,552	4,138	4,424
FDIC deposit insurance	3,507	6,805	7,328
Advertising	2,503	2,712	5,696
Provision for loss reimbursement on sold loans	1,993	215	0
Goodwill impairment	0	0	16,734
Recoveries related to unfunded lending commitments	(36)	(536)	(286)
Other	8,593	9,277	9,420
Total Non-interest Expense	133,948	155,000	188,443
Loss Before Income Tax	(20,412)	(18,299)	(93,437)
Income tax benefit	(212)	(1,590)	(3,210)
Net Loss	(20,200)	(16,709)	(90,227)
Preferred stock dividends and discount accretion	4,157	4,095	4,301
Net Loss Applicable to Common Stock	$ (24,357)	$ (20,804)	$ (94,528)
Net loss per common share
Basic (in dollars per share)	$ (2.94)	$ (4.09)	$ (39.60)
Diluted (in dollars per share)	$ (2.94)	$ (4.09)	$ (39.60)
Cash dividends declared per common share	$ 0	$ 0	$ 0.30